UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: 09-30-02

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:            The Ericott Group, LLC
ADDRESS:         1211 Avenue of the Americas -- 42nd Floor
                 New York, NY 10036
                 ATTN: Maria Reed

13F FILE NUMBER: 28-10173

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Person Signing this Report on Behalf of Reporting Manager:

NAME:   Maria Reed
TITLE:  SVP Chief Administrative Officer
PHONE:  212-899-7632

Signature, Place and Date of Signing:

/s/ MARIA REED             New York, NY         October 24, 2002
-----------------       --------------------    ----------------
(Signature)                (City, State)           (Date)

Report type

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
( )     13F NOTICE
( )     13F COMBINATION REPORT

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REPORT SUMMARY:

OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:                52

FORM 13F INFORMATION TABLE VALUE TOTAL:            $206,258,638





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                             The Ericott Group, LLC
                                    FORM 13F
                   Aggregate Holdings as of September 30, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                                              Value    Shares/  Sh/ Put/ Invstmt    Other   Shared
                                                                                                                             None
        Name of Issuer                 CUSIP       Title of class           (x$1000)   Prn Amt  Prn Call Dscretn   Managers  Sole
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------



 1 AMERICAN FINANCIAL HOLDINGS      026075101000 Common Stock            1,894,543       62,300
 2 AMERICAN WATER WORKS CO          030411102000 Common Stock            9,463,454      211,900
 3 AT&T CDA INC.                    00207Q202000 Common Stock            3,209,581      100,000
 4 AT&T CORP                        001957109000 Common Stock            8,476,658      705,800
 5 AT&T CORP JAN 010 PUT            0019579M3028 Option                    105,000        1,500 PUT
 6 BEAR STEARNS PRIME MONEY         073921819000 Money Market           11,490,741   11,490,741
 7 CASTORAMA DUBOIS                 F14217107000 Common Stock           11,538,030      175,000
 8 DAVE & BUSTERS                   23833N104000 Common Stock              794,789       70,900
 9 DEGUSSA AG NEU DUESSELDORF       D1722L120000 Common Stock            1,388,519       43,420
10 DONNELLY CORP                    257870105000 Common Stock            3,674,038      141,800
11 DREYERS GRAND ICE CREAM INC.     261878102000 Common Stock            6,986,000      100,000
12 DREYFUS GLOBAL FUNDS             G9287V752000 Money Market           64,533,854   64,533,854
13 ECHOSTAR COM OCT 17.50 PUT       2787629V3238 Option                     46,000          400 PUT
14 EXPEDIA INC.                     302125109000 Common Stock              497,636        9,825
15 EXPEDIA INC. - JAN 050 CALL      3021259A9108 Option                    156,000          200 CALL
16 FEI CO                           30241L109000 Common Stock            1,405,985       97,300
17 GENERAL MOTORS CORP. - CL.H      370442832000 Common Stock              640,500       70,000
18 GOLDEN STATE BANCORP INC         381197102000 Common Stock            8,858,912      274,100
19 GUCCI GROUP NV (NY LISTED)       401566104000 Common Stock            6,921,620       82,000
20 HERSHEY FOOD NOV 070 PUT         4278669W0148 Option                     83,000          100 PUT
21 HERSHEY FOOD NOV 075 CALL        4278669K6158 Option                      9,000          200 CALL
22 HERSHEY FOODS CORP               427866108000 Common Stock              620,500       10,000
23 HISPANIC BROADCASTING CORP       43357B104000 Common Stock            3,358,865      180,100
24 HOWELL CORP                      443051206000 Common Stock            1,889,000       25,000
25 INDIGO NV                        428CVR997000 Common Stock                    0       83,583
26 MCAFEE.COM CORP                  579062100000 Common Stock              593,354       39,100
27 MEDFORD BANCORP INC              584131106000 Common Stock              583,665       16,700
28 MISSISSIPPI VALLEY BANCSHARES    605720101000 Common Stock            2,605,586       52,300
29 MONSANTO CO                      61166W101000 Common Stock            1,529,000      100,000
30 MONSANTO CO JAN 030 PUT          61166W9M5068 Option                  1,450,000        1,000 PUT
31 NEXTWAVE TELECOM INC             65332M103000 Common Stock              174,244      124,460
32 PANAMSAT FEB 17.50 PUT           6979339N1238 Option                    100,000          400 PUT
33 PAYPAL INC                       704508100000 Common Stock            3,892,877      186,173
34 PENNZOIL-QUAKER STATE CO         709323109000 Common Stock            6,729,411      306,300
35 PHARMACIA COPR                   71713U102000 Common Stock           11,667,888      300,100
36 PHARMACIA CP JAN 035 CALL        71713U9A2078 Common Stock              260,000          400 CALL
37 PRINCESS CRUISES PLC             693070104000 Common Stock            2,871,240      101,100
38 PURE RESOURCES INC               74622E102000 Common Stock            1,191,680       53,200
39 READERS DIGEST ASSOCIATION       755267200000 Common Stock              835,252       45,100
40 RIO ALTO RESOURCES               766893101000 Common Stock              232,272      550,000
41 RTS ELAN CORP PLC                G29539148000 Common Stock                1,227      245,410
42 SAGA SYSTEMS                     786610881000 Common Stock                    0      141,800
43 SEAGATE TECHNOLOGY               811804988000 Common Stock                    0      233,600
44 SYNCOR INTERNATIONAL CORP        87157J106000 Common Stock            6,743,100      210,000
45 THREE RIVS BANCORP INC.          88562Q107000 Common Stock            1,382,187       82,300
46 TICKETMASTER                     88633P203000 Common Stock              934,825       61,300
47 TRAVELERS PROPERTY CASUALTY      89420G406000 Common Stock              676,500       50,000
48 TRW INC                          872649108000 Common Stock           10,726,360      183,200
49 WARREN BANCORP                   934710104000 Common Stock            1,562,000      100,000
50 WEST ESSEX BANCORP INC           952698108000 Common Stock            1,211,350       35,000
51 WESTAR ENERGY                    95709T100000 Common Stock              246,470       24,500
52 WESTAR ENERGY NOV 010            95709T9W2028 Option                     15,925          245 PUT

                                                                        206,258,638













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